Employee Benefit Liabilities	12 Months Ended
Dec. 31, 2017
Employee Benefit Liabilities
EMPLOYEE BENEFIT LIABILITIES
NOTE 12:-	EMPLOYEE BENEFIT LIABILITIES

Employee benefits consist of short-term benefits and post-employment benefits.

Post-employment benefits:

According to the labor laws and the Israeli Severance Pay Law, 1963 (the “Severance Pay Law”), the Company is required to pay compensation to an employee upon dismissal or retirement or to make current contributions in defined contribution plans pursuant to section 14 to the Severance Pay Law, as specified below. The Company’s liability is accounted for as a post-employment benefit. The computation of the Company’s employee benefit liability is made in accordance with a valid employment contract based on the employee’s salary and employment term which establish the entitlement to receive the compensation.

The post-employment benefits are normally financed by contributions classified as defined benefit plans or as defined contribution plans as detailed below.

Defined contribution plans:

Section 14 to the Severance Pay Law applies to a substantial part of the compensation payments, pursuant to which the fixed contributions paid by the Company into pension funds and/or policies of insurance companies release the Company from any additional liability to employees for whom said contributions were made. These contributions and contributions for compensation represent defined contribution plans.

	Year ended December 31,
	2017	2016	2015
	USD in thousands

Expenses in respect of defined contribution plans	$94	$31	$25